UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09835
Capital Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Capital Growth Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.2%

Security	Shares	Value
Aerospace and Defense — 1.3%
Precision Castparts Corp.	18,000	$1,080,900
		$1,080,900

Biotech Co. — 2.1%
Celgene Corp. (1)	29,000	1,688,670
Pharmion Corp. (1)	1,400	72,373
		$1,761,043

Building Materials — 1.1%
Eagle Materials, Inc.	12,500	891,250
		$891,250

Business Services — 10.1%
CheckFree Corp. (1)	33,200	918,644
Dun & Bradstreet Corp. (1)	17,000	997,900
Intersections, Inc. (1)	61,016	893,884
MDC Partners, Inc., Class A (1)	51,300	650,484
Sirva, Inc. (1)	125,800	2,880,820
Sotheby’s Holdings, Inc. (1)	140,000	2,200,800
		$8,542,532

Casinos and Gaming — 0.5%
Shuffle Master, Inc. (1)	12,000	449,520
		$449,520

Commercial Banks — 1.1%
Commerce Bancorp, Inc.	16,500	910,800
		$910,800

Computer Hardware — 4.5%
PalmOne, Inc. (1)	125,281	3,813,554
		$3,813,554

Computer Software & Services — 6.0%
Affiliated Computer Services, Inc. (1)	44,000	2,449,480
Kanbay International, Inc. (1)	77,200	1,641,272
Ness Technologies, Inc. (1)	38,330	487,558
RADWARE Ltd. (1)	22,500	495,000
Salesforce.com, Inc. (1)	1,400	21,882
		$5,095,192

Consulting Services — 1.4%
Cognizant Technology Solutions Corp. (1)	40,000	$1,220,400
		$1,220,400

Distribution/Wholesale — 0.5%
Central European Distribution Corp. (1)	19,125	427,252
		$427,252

Education — 3.4%
Corinthian Colleges, Inc. (1)	55,000	741,400
Educate, Inc. (1)	22,844	269,331
EVCI Career Colleges Holding Corp. (1)	78,900	557,429
Laureate Education, Inc. (1)	34,400	1,280,368
		$2,848,528

Electronics - Semiconductors — 3.8%
NVIDIA Corp. (1)	223,000	3,237,960
		$3,237,960

Energy Services — 2.3%
NRG Energy, Inc. (1)	39,244	1,057,233
Spinnaker Exploration Co. (1)	24,000	840,960
		$1,898,193

Entertainment — 3.4%
WMS Industries, Inc. (1)	112,500	2,890,125
		$2,890,125

Financial Services — 2.3%
Coinstar, Inc. (1)	82,500	1,922,250
		$1,922,250

Financial Services - Credit Cards — 1.0%
Providian Financial Corp. (1)	54,000	839,160
		$839,160

Financial Services - Miscellaneous — 0.8%
Student Loan Corp., (The)	4,600	652,050
		$652,050

Health Care Services — 2.4%
PacifiCare Health Systems, Inc. (1)	56,000	2,055,200
		$2,055,200

Insurance — 4.9%
PMI Group, Inc., (The)	44,000	$1,785,520
Radian Group, Inc.	40,000	1,849,200
Triad Guaranty, Inc. (1)	8,700	482,676
		$4,117,396

Internet Content - Entertainment — 0.8%
Netflix.Com, Inc. (1)	46,000	709,320
		$709,320

Internet Services — 0.9%
Answerthink, Inc. (1)	85,000	454,750
Blue Coat Systems, Inc. (1)	21,000	302,400
		$757,150

Medical Products — 2.3%
DENTSPLY International, Inc.	18,000	934,920
I-Flow Corp. (1)	21,387	309,684
Isolagen, Inc. (1)	69,300	654,885
		$1,899,489

Mining — 1.2%
Bema Gold Corp. (1)	325,000	1,036,750
		$1,036,750

Oil and Gas - Equipment and Services — 1.2%
Baker Hughes, Inc.	23,000	1,005,560
		$1,005,560

Oil and Gas - Exploration and Production — 4.1%
Harvest Natural Resources, Inc. (1)	150,000	2,490,000
Plains Exploration and Product Co. (1)	41,000	978,260
		$3,468,260

Personal Products — 4.4%
Estee Lauder Cos., Inc. (The), Class A	19,000	794,200
Gillette Co. (The)	69,000	2,880,060
		$3,674,260

Pharmaceuticals — 2.8%
Ligand Pharmaceuticals, Inc., Class B (1)	35,000	350,700
Oscient Pharmaceuticals Corp. (1)	30,000	106,500
Taro Pharmaceutical Industries Ltd. (1)	81,000	1,893,780
		$2,350,980

Retail - Food and Drug — 3.8%
CVS Corp.	44,000	$1,853,720
Walgreen Co.	37,000	1,325,710
		$3,179,430

Retail - Specialty — 2.0%
Select Comfort Corp. (1)	55,000	1,001,000
Tweeter Home Entertainment Group, Inc. (1)	115,000	649,750
		$1,650,750

Retail - Specialty and Apparel — 0.5%
JOS A Bank Clothiers, Inc. (1)	14,000	387,520
		$387,520

Telecommunication Equipment — 0.6%
ECI Telecom Ltd. (1)	70,000	489,300
		$489,300

Telephone - Integrated — 2.4%
Citizens Communications Co.	150,000	2,008,500
		$2,008,500

Travel Services — 0.6%
Orbitz, Inc., Class A (1)	20,000	544,000
		$544,000

Wireless Communication Services — 11.9%
NII Holdings, Inc., Class B (1)	95,000	3,914,950
NTL, Inc. (1)	19,831	1,230,910
Research in Motion Ltd. (1)	64,600	4,931,564
		$10,077,424

Wireline Communication Services — 0.8%
Leap Wireless International, Inc. (1)	30,000	660,000
		$660,000

Total Common Stocks (identified cost $67,236,492)		$78,551,998

Short-Term Investments — 7.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Discount Note, 1.72%, 10/5/04	4,926	$4,925,059
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	1,600	1,600,000

Total Short-Term Investments (at amortized cost, $6,525,059)		$6,525,059

Total Investments — 100.9% (identified cost $73,761,551)		$85,077,057

Other Assets, Less Liabilities — (0.9)%		$(742,490)

Net Assets — 100.0%		$84,334,567

(1)           Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal tax income tax basis, were as follows:

Aggregate cost	$73,761,551
Gross unrealized appreciation	$13,180,974
Gross unrealized depreciation	(1,865,468)
Net unrealized appreciation	$11,315,506

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 17, 2004